Product Sales year on year analysis - H1 2020 (Table)	6 Months Ended
Jun. 30, 2020
Product Sales year on year analysis - H1 2020
Product Sales Analysis, H1 2020

	World			Emerging Markets			US		Europe			Established ROW
	H1 2020	Actual	CER	H1 2020	Actual	CER	H1 2020	Actual	H1 2020	Actual	CER	H1 2020	Actual	CER
	$m	%	%	$m	%	%	$m	%	$m	%	%	$m	%	%
Oncology
Tagrisso	2,016	43	45	595	81	89	725	30	325	53	58	371	18	18
Imfinzi	954	51	52	63	n/m	n/m	574	21	167	n/m	n/m	150	70	71
Lynparza	816	57	60	120	n/m	n/m	406	55	198	51	56	92	35	34
Calquence	195	n/m	n/m	2	n/m	n/m	193	n/m	-	-	-	-	-	-
Koselugo	7	n/m	n/m	-	-	-	7	n/m	-	-	-	-	-	-
Zoladex*	442	13	18	288	22	29	5	40	68	5	8	81	(7)	(6)
Faslodex*	312	(40)	(38)	100	4	10	34	(87)	116	6	9	62	(4)	(4)
Iressa*	147	(42)	(40)	120	(27)	(24)	7	(3)	9	(81)	(81)	11	(67)	(66)
Arimidex*	107	(3)	-	90	26	30	-	-	1	(90)	(90)	16	(32)	(32)
Casodex*	89	(15)	(13)	69	8	11	-	-	1	(84)	(84)	19	(43)	(42)
Others	26	(50)	(47)	14	(23)	(14)	-	-	3	(15)	(16)	9	(64)	(69)
Total Oncology	5,111	26	28	1,461	39	46	1,951	20	888	37	41	811	10	9
BioPharmaceuticals: CVRM
Farxiga	848	17	21	306	49	59	237	(12)	223	25	29	82	14	15
Brilinta	845	15	17	291	34	40	351	9	173	2	5	30	7	10
Onglyza	256	(5)	(3)	100	15	21	105	(12)	29	(21)	(18)	22	(15)	(13)
Bydureon	216	(24)	(23)	2	(74)	(72)	185	(21)	24	(29)	(26)	5	(37)	(34)
Byetta	35	(36)	(35)	5	13	21	19	(47)	7	(29)	(26)	4	(21)	(20)
Other diabeties	23	3	6	3	n/m	n/m	13	(21)	6	44	50	1	(60)	(25)
Lokelma	28	n/m	n/m	1	n/m	n/m	22	n/m	2	n/m	n/m	3	n/m	n/m
Crestor*	582	(10)	(8)	369	(9)	(6)	45	(17)	64	(15)	(13)	104	(5)	(5)
Seloken/Toprol-XL*	395	-	6	376	8	14	6	(78)	8	(39)	(39)	5	-	5
Atacand*	126	19	25	94	23	31	5	(15)	15	(2)	(2)	12	37	43
Others	106	(20)	(18)	65	(30)	(28)	-	-	35	15	18	6	(36)	(39)
BioPharmaceuticals: total CVRM	3,460	3	6	1,612	11	17	988	(9)	586	3	6	274	-	2
BioPharmaceuticals: Respiratory & Immunology
Symbicort	1,442	23	26	290	10	16	558	46	356	1	4	238	39	42
Pulmicort	477	(33)	(32)	371	(36)	(34)	36	(36)	40	(8)	(4)	30	(26)	(25)
Fasenra	426	44	45	7	n/m	n/m	272	31	88	96	n/m	59	41	41
Daliresp/Daxas	106	1	2	2	(13)	(7)	90	1	13	7	11	1	(3)	(36)
Bevespi	22	10	10	-	-	-	21	5	1	n/m	n/m	-	-	-
Breztri	11	n/m	n/m	9	n/m	n/m	-	-	-	-	-	2	n/m	n/m
Others	184	(20)	(18)	80	(29)	(27)	7	n/m	89	(16)	(14)	8	(14)	4
BioPharmaceuticals: total Respiratory & Immunology	2,668	5	7	759	(21)	(18)	984	30	587	5	8	338	29	31
Other medicines
Nexium	714	(5)	(3)	371	-	5	80	(32)	36	14	18	227	(4)	(4)
Synagis	176	18	18	5	n/m	n/m	21	(40)	150	32	32	-	-	-
Losec/Prilosec	99	(32)	(30)	81	(15)	(12)	3	(44)	10	(68)	(68)	5	(62)	(62)
Seroquel XR / IR	63	(9)	(8)	27	11	15	14	n/m	15	(69)	(69)	7	(36)	(37)
Others	68	(32)	(31)	3	(64)	(73)	33	(44)	28	5	5	4	(34)	(22)
Total other medicines	1,120	(8)	(6)	487	(2)	1	151	(26)	239	(4)	(4)	243	(9)	(9)

Total Product Sales	12,359	11	13	4,319	9	14	4,074	11	2,300	13	17	1,666	8	9